Goodwill	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Goodwill
15.	Goodwill

	As at March 31,
	2020		2020		2019
	(In millions)
Balance at the beginning	US$	98.8	Rs.	7,478.7	Rs.	1,164.5
Impairment (refer note 18 (c))		(1.1)		(83.1)		(81.1)
Reversal of held for sale		—		—		6,399.2
Currency translation		5.0		375.0		(3.9)

Balance at the end	US$	102.7	Rs.	7,770.6	Rs.	7,478.7

As at March 31, 2020, goodwill of Rs. 990.9 million and Rs. 6,779.7 million relates to the “passenger vehicles – automotive and related activity segment (Tata and other brand vehicles)” and “others” segment, respectively. As at March 31, 2019, goodwill of Rs. 1,079.5 million and Rs. 6,399.2 million relates to the “passenger vehicles – automotive and related activity segment (Tata and other brand vehicles)” and “others” segment, respectively.
As at March 31, 2020, goodwill of Rs. 6,779.7 million has been allocated to software consultancy and service cash generating unit. The recoverable amount of the cash generating unit has been determined based on value in use. Value in use has been determined based on future cash flows, after considering current economic conditions and trends, estimated future operating results, growth rates and anticipated future economic conditions.
As at March 31, 2020, the estimated cash flows for a period of 5 years were developed using internal forecasts, and a pre-tax
discount rate of 13.30%. The cash flows beyond 5 years have been extrapolated assuming 2%
terminal
growth rates. The management believes that any reasonably possible change in the key assumptions would not cause the carrying amount to exceed the recoverable amount of the cash generating unit.